UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CIM LLC
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  028-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J Curran
Title:     President  / CCO
Phone:     518-391-4291

Signature, Place, and Date of Signing:

   /s/ Thomas J Curran     Albany, NY     February 02, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $122,789 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      285     5944 SH       SOLE                     3544        0     2400
AMAZON COM INC                 COM              023135106     5407    30041 SH       SOLE                    26876        0     3165
APPLE INC                      COM              037833100     5262    16314 SH       SOLE                    13623        0     2691
BECTON DICKINSON & CO          COM              075887109     4938    58420 SH       SOLE                    51625        0     6795
BHP BILLITON LTD               SPONSORED ADR    088606108      268     2882 SH       SOLE                     2882        0        0
C H ROBINSON WORLDWIDE INC     COM NEW          12541w209     6193    77229 SH       SOLE                    65254        0    11975
CELGENE CORP                   COM              151020104     3793    64135 SH       SOLE                    63750        0      385
CISCO SYS INC                  COM              17275r102     4497   222283 SH       SOLE                   185398        0    36885
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     7464   101845 SH       SOLE                    80820        0    21025
COLGATE PALMOLIVE CO           COM              194162103     4297    53463 SH       SOLE                    50243        0     3220
EMERSON ELEC CO                COM              291011104      217     3801 SH       SOLE                     3801        0        0
EXXON MOBIL CORP               COM              30231g102     1185    16205 SH       SOLE                     4814        0    11391
GENERAL DYNAMICS CORP          COM              369550108      294     4140 SH       SOLE                      185        0     3955
GOOGLE INC                     CL A             38259p508     5521     9295 SH       SOLE                     7643        0     1652
HARRIS CORP DEL                COM              413875105      218     4820 SH       SOLE                     4820        0        0
ISHARES TR                     S&P500 GRW       464287309     3445    52480 SH       SOLE                    51730        0      750
ISHARES TR                     RUSL 3000 GROW   464287671      284     6045 SH       SOLE                     6045        0        0
ISHARES TR                     DJ US INDUSTRL   464287754      211     3220 SH       SOLE                     3220        0        0
JOHNSON & JOHNSON              COM              478160104      411     6641 SH       SOLE                     3181        0     3460
JOHNSON CTLS INC               COM              478366107      216     5663 SH       SOLE                     5663        0        0
MASTERCARD INC                 CL A             57636q104     4265    19033 SH       SOLE                    16244        0     2789
MICROSOFT CORP                 COM              594918104      201     7184 SH       SOLE                     7184        0        0
NOVO-NORDISK A S               ADR              670100205     6923    61500 SH       SOLE                    50785        0    10715
ORACLE CORP                    COM              68389x105     6265   200153 SH       SOLE                   164679        0    35474
PEPSICO INC                    COM              713448108     5047    77261 SH       SOLE                    64396        0    12865
PRAXAIR INC                    COM              74005p104     5603    58690 SH       SOLE                    48490        0    10200
PRICELINE COM INC              COM NEW          741503403     6602    16523 SH       SOLE                    14063        0     2460
PROCTER & GAMBLE CO            COM              742718109      489     7596 SH       SOLE                     2984        0     4612
SASOL LTD                      SPONSORED ADR    803866300      215     4139 SH       SOLE                     4139        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605    12288   770417 SH       SOLE                   634552        0   135865
SHERWIN WILLIAMS CO            COM              824348106      217     2595 SH       SOLE                     2595        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462f103     3597    28608 SH       SOLE                    28608        0        0
STRYKER CORP                   COM              863667101     5164    96162 SH       SOLE                    82077        0    14085
SUNCOR ENERGY INC NEW          COM              867224107     6154   160710 SH       SOLE                   133345        0    27365
UNITED TECHNOLOGIES CORP       COM              913017109      425     5396 SH       SOLE                     2851        0     2545
WAL MART STORES INC            COM              931142103     4187    77633 SH       SOLE                    67868        0     9765
ZIMMER HLDGS INC               COM              98956p102      741    13800 SH       SOLE                        0        0    13800